Derivative financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the Group's derivative financial assets and liabilities:

	At December 31,
	2019		2018
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€—	€—
Total Fair value hedges	—	—	—	—
Cash flow hedges:
Currency risks - forward contracts, currency swaps and currency options	34	(81)	149	(75)
Interest rate risk - interest rate swaps	—	(180)	22	(16)
Interest rate and currency risk - combined interest rate and currency swaps	—	—	17	—
Commodity price risk – commodity swaps and commodity options	21	(6)	41	(59)
Total Cash flow hedges	55	(267)	229	(150)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	43	(51)	68	(57)
Total Fair value of derivative financial assets/(liabilities)	€98	€(318)	€297	€(207)
Financial derivative assets/(liabilities) - current	€93	€(194)	€283	€(204)
Financial derivative assets/(liabilities) - non-current	€5	€(124)	€14	€(3)

Summary of outstanding notional amounts by due date
The following table summarizes the outstanding notional amounts of the Group's derivative financial instruments by due date:

	At December 31,
	2019				2018
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€11,259	€30	€—	€11,289	€12,782	€75	€—	€12,857
Interest rate risk management	1,105	1,700	—	2,805	1,630	1,144	—	2,774
Interest rate and currency risk management	9	22	—	31	236	34	—	270
Commodity price risk management	523	27	—	550	919	28	—	947
Other derivative financial instruments	—	14	—	14	—	14	—	14
Total Notional amount	€12,896	€1,793	€—	€14,689	€15,567	€1,295	€—	€16,862

Summary of fair value hedges

	Years ended December 31,
	2019	2018	2017
	(€ million)
Currency risk
Net gains/(losses) on qualifying hedges	€—	€—	€104
Fair value changes in hedged items	—	—	(104)
Interest rate risk
Net (losses) on qualifying hedges	—	(2)	(9)
Fair value changes in hedged items	—	2	10
Net gains/(losses)	€—	€—	€1

Summary of reclassification adjustments from Other comprehensive income to Consolidated Income Statement

	Years ended December 31,
	2019	2018	2017
	(€ million)
Currency risk
(Decrease)/increase in Net revenues	€(27)	€100	€8
Increase in Cost of revenues	(29)	(17)	(96)
Net financial income/(expenses)	4	2	(22)
Result from investments	1	24	28
Interest rate risk
Result from investments	(2)	1	(1)
Net financial expenses	—	—	(3)
Commodity price risk
Decrease in Cost of revenues	7	29	28
Ineffectiveness and discontinued hedges	(33)	(5)	4
Tax (benefit)/expense	(3)	(36)	27
Items relating to discontinued operations, net of tax	2	9	1
Total recognized in the Consolidated Income Statement	€(80)	€107	€(26)